Income Taxes Relating to Continuing Operations - Summary of Reconciliation to Accounting Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss from continuing operations	$ (21,951,166)	$ (8,884,464)	$ (6,026,587)
Tax at the Australian tax rate of 25% (2021 & 2020: 30%)	(5,487,792)	(2,665,339)	(1,807,976)
Tax effect of non-deductible / non-assessable amounts
Exempt income from government assistance	(1,447,922)	(293,422)	(898,680)
Entertainment expenses	1,231	727	1,355
Net gain arising on changes in fair value of contingent	234,089	(963,751)	(1,447,162)
Share-based payments	707,422	392,505	16,607
Research and development expenditure	3,328,556	640,050	2,013,477
Amortisation of share issue costs	(285,631)
Temporary differences not recorded as an asset	(58,374)	(632,779)	(68,181)
Tax losses not recorded	2,779,547	3,253,265	1,981,695
Effect of different tax rates in other jurisdictions	37,066	81,317	1,253
Total income tax benefit	$ (191,808)	$ (187,427)	$ (207,612)